Business Combinations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 19, 2020
Disclosure of detailed information about business combination [line items]
Stakeholder's percentage in the entity	100.00%
Business combination percentage of equity interest acquired including previously held stakes	100.00%
Barrie Asphalt Plant [Member]
Disclosure of detailed information about business combination [line items]
Stakeholder's percentage in the entity				100.00%
Business combination percentage of equity interest acquired including previously held stakes				100.00%
Operating Cost [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 6	$ 7	$ 21